EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

22. EMPLOYEE BENEFIT PLANS

(a) Defined contribution plan

The Group’s full time employees in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on 33.5% to 44.9% of the employees’ salaries, subject to a certain cap limit, depending on the location of employment. The total contribution for such employee benefits, which was expensed as incurred, was US$810, US$1,045 and US1,324 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has no additional legal obligations or liabilities for the benefits beyond the paid and accrued amounts.

In November 2008, the New York office of the Company established a 401(k) retirement plan, which requires a dollar by dollar matching contribution from the employer up to 3% of the employee’s annual salary. The total contribution for the 401(k) retirement plan, which was expensed as incurred, was US$77, US$155 and US$74 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has no additional legal obligation or liabilities for the benefits beyond the paid and accrued amounts.

(b) Defined benefit plan

The Company established a defined benefit plan with a retirement plan service agent for two executive officers, John Kuhns and Mary Fellows, with an effective date of January 1, 2010. The guaranteed retirement benefit under this defined benefit plan is based on the two executive officers’ salaries and length of service periods. In 2012, the two executive officers terminated their employment relationship with the Company and opted to have a lump sum cash distribution for their accumulated defined benefit of US$244, resulting in zero assets and obligation as of December 31, 2012. The benefit obligation, net periodic benefit cost, fair value of plan contributed assets and changes in the funded status of the plan were insignificant as of and for the years ended December 31, 2011 and 2012 based on the actuarial valuation dated January 13, 2012 and January 18, 2013, respectively.